Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Contracts, Beginning of Year	$ (53)	$ 3
Acquisition (Note 5A)	(14)	0
Fair Value of Contracts Realized During the Year	993	252
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(995)	(308)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	1	0
Fair Value of Contracts, End of Year	$ (68)	$ (53)